NOTES PAYABLE	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
NOTES PAYABLE

NOTE 4 – NOTES PAYABLE

Beginning on September 17, 2009, Two Rivers began acquiring shares in the Mutual Ditch Company and related land from a Mutual Ditch Company shareholder. As part of these acquisitions, many of the sellers financed notes payable with Two Rivers and HCIC. As of December 31, 2010, these loans totaled $9,126,000. As of December 31, 2011, these loans totaled $7,403,000. The notes carry interest at 6% per annum, interest payable monthly, the principal amounts due at various dates from September 1, 2012 through March 31, 2013, and are collateralized by the Mutual Ditch Company shares and land.

As of December 31, 2011, of the $7,403,000 in seller carry back notes, $2,114,000 provides the holders the right to convert some or all of the amounts owing into the Company’s stock at $1/share to $1.25/share. The holder can convert anytime until the note is paid. These notes are due March 31, 2013 and September 30, 2013 with 6% annual interest, with the interest paid monthly.

During the year ended December 31, 2011, the Company exchanged $1,575,000 in Mutual Ditch Company debt into 722,222 shares of the Company’s stock, a cash payment of $37,500, and $37,500 in an unsecured note. An expense due to loss on extinguishment of note payable of $272,000 was recognized due to the difference between the stock price conversion and the fair market value of the Company’s common stock.

During the year ended December 31, 2011, the Company offered holders of HCIC notes the option of an early payoff in exchange for a discount on the face amount of the note. A total of $189,000 of notes was retired early and a gain on forgiveness of the HCIC notes of $84,000 was recognized and is netted against the loss of extinguishment on note payables in the statement of operations.

On January 28, 2011, the Company purchased water storage and direct flow from the Orlando Reservoir No. 2 Company, LLC (“Orlando”) for $3,100,000, which consisted of a cash payment of $100,000 and a seller financed note payable of $3,000,000. The note was due January 28, 2014. Interest is to be paid based on 50% of the Company’s gross profits received from all of the Company’s crop operations payment or sales where the water assets from Orlando are used and $40 per acre foot of water used. The Company was accruing interest at 5% per annum until a better estimate can be made on the payments to be made to Orlando. The holder of the note has an option to convert the amount of all outstanding principal and accrued and unpaid interest into common stock of Two Rivers at the conversion price of $4.00 per share. The Company also recorded a forgiveness of debt of $384,000.

In July 2011, the Company and Orlando renegotiated the purchase of the Orlando LLC for 650,000 shares of the Company’s stock, $1,412,500 cash payment and a seller carryback note of $187,500. The Company shares were valued at $1,557,000. Upon the completion of the Orlando purchase, the Company engaged a water research firm to perform a valuation of Orlando. The valuation report was issued on January 16, 2012 with an approximate value of $5,195,000.

In February 2011 the Company offered a $2,000,000 Series A convertible debt offering. This offering was closed at the end of February, 2011. This offering financed the land, water rights, irrigation, and farm equipment for F-1. The terms of this debt is interest at 6% per annum, one-third of the crop profit and the right to convert debt into Company common stock at $2.50/share. The note is due March 31, 2014. When the debt was issued and closed, the Company’s stock was trading for less than the conversion, so no additional beneficial interest was recognized.

The one-third of crop profit will be recognized as an interest expense upon the sale of the crop. The crop profit is defined as crop revenue less the direct cost of growing and cultivating the crop. Direct costs includes all cost to prepare for planting, planting, caring for the crops planted, harvesting and delivering the crop to market. Further, the crop profit is only from the 500 acres of farmland that secures the Series A debt.

In June 2011, the Company offered a $6,000,000 Series B convertible debt offering. This offering was closed at the end of August 2011 having raised $5,332,000. This offering financed the land, water rights, and irrigation for F-2. The terms of this debt is interest at 6% per annum and 10% of the net-crop revenue of production of farm product from land owned by F-2. Net-crop revenue is defined as the gross selling price of the crops less basis. Basis is the difference between the futures price for a commodity and the local cash price offered by grain buyers. It reflects the cost of marketing grain from one point of sale to another point of sale. The 10% net-crop revenue share is paid on the crops that are produced on the approximately 1,200 acres of farmland that secures the Series B debt.

The Note holders have the right to convert debt into Company common stock at $2.50/share. The notes are due June 30, 2014.

In conjunction with the Series B, the Company issued 2,132,800 warrants to the debt holders that can be converted into the Company shares at $2.50 through December 31, 2012. The Company also issued 171,000 warrants (convertible at $2.50/share) to three broker-dealers with an expiration of September 30, 2014. The fair value of the warrants issued was computed at $1,675,000 for the debt holder warrants. This amount was recorded as a discount on the note and is amortized over the life of the note to interest expense utilizing the effective-interest method. There is an additional $149,000 for the broker dealer warrants, which is amortized over the warrants and recognized as interest expense.

The Company also recorded a beneficial conversion amount with Series B. After accounting for the fair value of the warrants at $0.7854/share, the adjusted Series B conversion is $1.7146/share. Taking into account the various closing dates of the Series B and the respective stock price of our common stock at each closing, the value of the beneficial conversion is $1,490,000. This amount was recorded as a discount on the note and is amortized over the life of the note to interest expense utilizing the effective-interest method. The Company estimated the effective interest rate to be 46% per annum.

Below is a summary of the Company’s long term debt:

Note	Dec 31, 2011 principal balance	Dec 31, 2011 accrued interest	Interest rate	Security
Mutual Ditch seller carry back	$ 7,403,000	$ -	6%	Shares in the Mutual Ditch Company
Orlando purchase	187,500	3,500	7%	188 acres of land
Convertible debt Series A	2,000,000	85,500	6%	F-1 assets
Convertible debt Series B	5,332,000	160,000	6%	F-2 assets
Equipment loans	133,200	-	5 - 8%	Specific equipment
Total	$15,055,700	$249,000
Less: Current portion	(32,000)
Less: Discount on Series B	(2,919,200)
Long Term portion	$12,104,500

Schedule of principal payments due by year:

Year Ending December 31,	Principal Due
2012	$ 32,200
2013	14,953,500
2014	33,000
2015	30,000
2016	7,000
Total	$15,055,700